Share-Based Payments - Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology (Details)	12 Months Ended
Dec. 31, 2024 € / shares shares
06-May-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 7.5
Expected dividend yield
Expected stock price volatility	53.16%
Risk-free interest rate	1.64%
Expected duration (months) to Belgian benef.	58 months 25 days
Expected duration (months) to other benef.	52 months 26 days
04-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	3,800
Exercise price (in Euro per share) | € / shares	€ 7.97
Expected dividend yield
Expected stock price volatility	55.63%
Risk-free interest rate	1.41%
Expected duration (months) to Belgian benef.	55 months 27 days
Expected duration (months) to other benef.	49 months 27 days
03-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	42,500
Exercise price (in Euro per share) | € / shares	€ 6.84
Expected dividend yield
Expected stock price volatility	57.05%
Risk-free interest rate	1.50%
Expected duration (months) to Belgian benef.	67 months 29 days
Expected duration (months) to other benef.	55 months 28 days
03-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	312,500
Exercise price (in Euro per share) | € / shares	€ 6.84
Expected dividend yield
Expected stock price volatility	57.05%
Risk-free interest rate	1.50%
Expected duration (months) to Belgian benef.	73 months 29 days
Expected duration (months) to other benef.	61 months 28 days
04-Aug-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 7.97
Expected dividend yield
Expected stock price volatility	55.63%
Risk-free interest rate	1.41%
Expected duration (months) to Belgian benef.	73 months 28 days
Expected duration (months) to other benef.	61 months 27 days
01-Oct-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	31,250
Exercise price (in Euro per share) | € / shares	€ 7.4
Expected dividend yield
Expected stock price volatility	57.26%
Risk-free interest rate	2.77%
Expected duration (months) to Belgian benef.	72 months
Expected duration (months) to other benef.	60 months
01-Dec-22 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,500
Exercise price (in Euro per share) | € / shares	€ 7.4
Expected dividend yield
Expected stock price volatility	58.30%
Risk-free interest rate	2.40%
Expected duration (months) to Belgian benef.	69 months 20 days
Expected duration (months) to other benef.	63 months 19 days
25-Mar-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	30,500
Exercise price (in Euro per share) | € / shares	€ 3.2
Expected dividend yield
Expected stock price volatility	71.42%
Risk-free interest rate	2.75%
Expected duration (months) to Belgian benef.	72 months 7 days
Expected duration (months) to other benef.	60 months 7 days
3-May-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	11,000
Exercise price (in Euro per share) | € / shares	€ 3.3
Expected dividend yield
Expected stock price volatility	73.64%
Risk-free interest rate	2.92%
Expected duration (months) to Belgian benef.	77 months
Expected duration (months) to other benef.	65 months
27-Apr-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	25,000
Exercise price (in Euro per share) | € / shares	€ 3.2
Expected dividend yield
Expected stock price volatility	73.60%
Risk-free interest rate	3.10%
Expected duration (months) to Belgian benef.	77 months 6 days
Expected duration (months) to other benef.	65 months 6 days
22-Jun-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 3.6
Expected dividend yield
Expected stock price volatility	72.54%
Risk-free interest rate	3.11%
Expected duration (months) to Belgian benef.	81 months 10 days
Expected duration (months) to other benef.	69 months 10 days
30-Jun-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	255,000
Exercise price (in Euro per share) | € / shares	€ 2.9
Expected dividend yield
Expected stock price volatility	72.62%
Risk-free interest rate	3.09%
Expected duration (months) to Belgian benef.	81 months 2 days
Expected duration (months) to other benef.	69 months 2 days
04-Jul-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 3
Expected dividend yield
Expected stock price volatility	72.60%
Risk-free interest rate	3.14%
Expected duration (months) to Belgian benef.	80 months 28 days
Expected duration (months) to other benef.	68 months 28 days
05-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 3
Expected dividend yield
Expected stock price volatility	73.75%
Risk-free interest rate	3.23%
Expected duration (months) to Belgian benef.	72 months 27 days
Expected duration (months) to other benef.	60 months 27 days
18-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	85,000
Exercise price (in Euro per share) | € / shares	€ 2.78
Expected dividend yield
Expected stock price volatility	73.70%
Risk-free interest rate	3.34%
Expected duration (months) to Belgian benef.	72 months 14 days
Expected duration (months) to other benef.	60 months 14 days
18-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	37,500
Exercise price (in Euro per share) | € / shares	€ 2.78
Expected dividend yield
Expected stock price volatility	73.70%
Risk-free interest rate	3.34%
Expected duration (months) to Belgian benef.	78 months 13 days
Expected duration (months) to other benef.	66 months 13 days
09-Nov-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,500
Exercise price (in Euro per share) | € / shares	€ 3.09
Expected dividend yield
Expected stock price volatility	77.60%
Risk-free interest rate	3.32%
Expected duration (months) to Belgian benef.	52 months 22 days
Expected duration (months) to other benef.	40 months 21 days
09-Nov-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	7,500
Exercise price (in Euro per share) | € / shares	€ 3.09
Expected dividend yield
Expected stock price volatility	77.60%
Risk-free interest rate	3.32%
Expected duration (months) to Belgian benef.	76 months 22 days
Expected duration (months) to other benef.	64 months 22 days
01-Jan-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 3.94
Expected dividend yield
Expected stock price volatility	89.60%
Risk-free interest rate	3.38%
Expected duration (months) to Belgian benef.	61 months 15 days
Expected duration (months) to other benef.	49 months 15 days
01-Jan-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,500
Exercise price (in Euro per share) | € / shares	€ 3.94
Expected dividend yield
Expected stock price volatility	89.60%
Risk-free interest rate	3.38%
Expected duration (months) to Belgian benef.	69 months
Expected duration (months) to other benef.	57 months
01-Jan-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	2,000
Exercise price (in Euro per share) | € / shares	€ 3.94
Expected dividend yield
Expected stock price volatility	89.60%
Risk-free interest rate	3.38%
Expected duration (months) to Belgian benef.	79 months 15 days
Expected duration (months) to other benef.	67 months 15 days
03-Apr-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 2.93
Expected dividend yield
Expected stock price volatility	91.93%
Risk-free interest rate	4.63%
Expected duration (months) to Belgian benef.	77 months 28 days
Expected duration (months) to other benef.	65 months 28 days
04-Jun-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,500
Exercise price (in Euro per share) | € / shares	€ 2.88
Expected dividend yield
Expected stock price volatility	89.67%
Risk-free interest rate	4.33%
Expected duration (months) to Belgian benef.	76 months 26 days
Expected duration (months) to other benef.	64 months 26 days
22-Jun-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	1,470,000
Exercise price (in Euro per share) | € / shares	€ 2.62
Expected dividend yield
Expected stock price volatility	89.31%
Risk-free interest rate	4.25%
Expected duration (months) to Belgian benef.	82 months 8 days
Expected duration (months) to other benef.	70 months 8 days
1-Jul-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 2.39
Expected dividend yield
Expected stock price volatility	88.45%
Risk-free interest rate	4.48%
Expected duration (months) to Belgian benef.	76 months 15 days
Expected duration (months) to other benef.	64 months 15 days
11-Jul-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef. (in Shares)	10,000
Number of warrants granted to other benef. (in Shares)
Exercise price (in Euro per share) | € / shares	€ 2.81
Expected dividend yield
Expected stock price volatility	89.80%
Risk-free interest rate	4.20%
Expected duration (months) to Belgian benef.	82 months 5 days
Expected duration (months) to other benef.	69 months 5 days
1-Aug-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 2.7
Expected dividend yield
Expected stock price volatility	89.79%
Risk-free interest rate	3.99%
Expected duration (months) to Belgian benef.	75 months 30 days
Expected duration (months) to other benef.	63 months 30 days
09-Oct-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to other benef. (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 2.01
Expected dividend yield
Expected stock price volatility	90.47%
Risk-free interest rate	4.06%
Expected duration (months) to Belgian benef.	74 months 22 days
Expected duration (months) to other benef.	61 months 22 days
09-Oct-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to other benef. (in Shares)	50,000
Exercise price (in Euro per share) | € / shares	€ 2.01
Expected dividend yield
Expected stock price volatility	90.47%
Risk-free interest rate	4.06%
Expected duration (months) to Belgian benef.	80 months 22 days
Expected duration (months) to other benef.	68 months 22 days